Offerings	Jul. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt Securities
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Amount of Registration Fee	$ 20,715.00
Offering Note	There is being registered hereunder an unspecified number of shares of (a) common stock, (b) warrants to purchase common stock, and (c) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an unspecified number of shares of common stock, as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $150,000,000. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

The registrant is subject to the provisions of General Instruction I.B.5 of Form F-3, which provide that so long as the aggregate market value of the outstanding voting and non-voting common equity of the registrant held by non-affiliates is less than $75,000,000, then the aggregate market value of securities sold by or on behalf of the registrant on Form F-3, during the period of 12 calendar months immediately prior to, and including, such sale(s), is no more than one-third of the aggregate market value of the voting and non-voting common equity of the registrant held by non-affiliates as of a date within 60 days of such sale(s). Also includes such indeterminate number of securities of the registrant as may be issued upon exercise, conversion or exchange of these securities. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions.

Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended at the statutory rate of $138.10 per million of the maximum aggregate offering price in effect at the time of filing.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-269306
Carry Forward Initial Effective Date	Jan. 30, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-269306
Carry Forward Initial Effective Date	Jan. 30, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-269306
Carry Forward Initial Effective Date	Jan. 30, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-269306
Carry Forward Initial Effective Date	Jan. 30, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-269306
Carry Forward Initial Effective Date	Jan. 30, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Carry Forward Form Type	F-3
Carry Forward File Number	333-269306
Carry Forward Initial Effective Date	Jan. 30, 2023
Offering Note	There is being registered hereunder an unspecified number of shares of (a) common stock, (b) warrants to purchase common stock, and (c) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an unspecified number of shares of common stock, as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $150,000,000. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.

Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $84,305,818 of unsold securities (the “Unsold Securities”) previously registered and offered by the registrant pursuant to the Registration Statement on Form F-3 (File No. 333-269306) (the “Prior Registration Statement”), which was declared effective on January 30, 2023. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $11,020 with respect to an aggregate of $100,000,000 of securities, of which $9,290 relates to the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Following the initial filing of this registration statement on January 30, 2026 and prior to the filing of this Amendment No. 1, the Registrant sold securities having an aggregate offering amount of $1,472,248 pursuant to the Prior Registration Statement. Accordingly, the amount of Unsold Securities eligible to be carried forward pursuant to Rule 415(a)(6) has been reduced from $85,778,066 to $84,305,818, and the fee offset claimed pursuant to Rule 457(p) has been adjusted accordingly. Pursuant to Rule 457(p), the filing fee associated with such Unsold Securities is hereby carried forward and applied to the securities registered under this registration statement.